FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Measurements of Assets and Liabilities Measured at Fair Value on Recurring Basis

As of December 31, 2010 and 2011, information about inputs into the fair value measurements of the Company’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

		Fair Value Measurements at Reporting Date Using
Description	Year Ended December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivatives not designated as hedging instruments:
Foreign-exchange forward contracts—recorded in other current assets	$2,533	$—	$2,533	$—

Description		Fair Value Measurements at Reporting Date Using
	Year Ended December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivatives not designated as hedging instruments:
Foreign-exchange forward contracts—recorded in other current assets	$2,051	$—	$2,051	$—
Derivatives not designated as hedging instruments:
Foreign-exchange forward contracts—recorded in other current liabilities	(1,050)	—	(1,050)	—

Total	$1,001	$—	$1,001	$—

Amounts Related to Derivative Instruments Affecting Consolidated Statements of Operations

The following tables present the amounts related to derivative instruments affecting the Company’s consolidated statements of operations for the years ended December 31, 2009, 2010 and 2011:

	Amount of Gain (Loss) on Derivatives Recognized in Income
Derivative Type	2009	2010	2011
Derivatives not designated as hedging instruments:
Foreign-exchange forward contracts—recorded in other income, net	$3,636	$2,773	$4,712

Notional and Fair Value of Deliverable and Non-Deliverable Foreign-Exchange Forward Contracts and Option

Date	Financial Instrument	Notional Value	Fair Value
As of December 31, 2010	Deliverable foreign-exchange forward contract	$100,970	$1,518

As of December 31, 2010	Non-deliverable foreign-exchange forward contract and option	$96,000	$1,015

Date	Financial Instrument	Notional Value	Fair Value
As of December 31, 2011	Deliverable foreign-exchange forward contract	$55,000	$1,185

As of December 31, 2011	Non-deliverable foreign-exchange forward contract and option	$243,539	$(184)